INCOME TAXES - Components of pre-tax loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States	$ (12,308,488)	$ (15,334,965)
Switzerland	(19,028,973)	(8,835,206)
Total loss before tax	$ (31,337,461)	$ (24,170,171)